T. ROWE PRICE Equity Income Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.0%
COMMUNICATION SERVICES  3.2%
Diversified Telecommunication Services  0.4%
AT&T  855,000 24,179
Verizon Communications  1,040,000 47,175
71,354
Entertainment  1.0%
Walt Disney  1,650,000 162,855
162,855
Media  1.8%
Comcast, Class A  2,691,753 99,326
News, Class A  7,575,000 206,191
305,517
Total Communication Services 539,726
CONSUMER DISCRETIONARY  2.1%
Broadline Retail  0.1%
Kohl's  1,370,000 11,207
11,207
Hotels, Restaurants & Leisure  0.9%
Las Vegas Sands  3,990,000 154,134
154,134
Leisure Products  0.5%
Mattel (1) 3,940,000 76,554
76,554
Specialty Retail  0.6%
Home Depot  108,801 39,874
TJX  490,000 59,682
99,556
Total Consumer Discretionary 341,451
CONSUMER STAPLES  9.2%
Beverages  0.1%
Keurig Dr Pepper  435,000 14,886
14,886
Consumer Staples Distribution & Retail  1.4%
Dollar General  657,044 57,774
Walmart  2,010,000 176,458
234,232

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products  1.4%
Conagra Brands  3,450,000 92,011
Tyson Foods, Class A  2,170,000 138,468
230,479
Household Products  2.7%
Colgate-Palmolive  1,615,000 151,325
Kimberly-Clark  2,135,000 303,640
454,965
Personal Care Products  1.8%
Kenvue  12,680,000 304,066
304,066
Tobacco  1.8%
Philip Morris International  1,900,000 301,587
301,587
Total Consumer Staples 1,540,215
ENERGY  9.9%
Energy Equipment & Services  0.8%
Baker Hughes  235,000 10,328
Schlumberger  2,755,000 115,159
125,487
Oil, Gas & Consumable Fuels  9.1%
Chevron  50,000 8,365
ConocoPhillips  1,965,000 206,364
Enbridge  530,000 23,484
EOG Resources  500,000 64,120
EQT  2,250,000 120,218
Expand Energy  600,000 66,792
Exxon Mobil  2,380,000 283,053
Hess  325,000 51,912
Phillips 66  315,000 38,896
South Bow (CAD)  2,691,753 68,760
South Bow  354,818 9,055
Suncor Energy  1,855,000 71,826
TC Energy  1,640,829 77,464
TotalEnergies (EUR)  4,105,000 264,497
TotalEnergies, ADR  684,092 44,254
Williams  1,850,000 110,556
1,509,616
Total Energy 1,635,103

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  23.0%
Banks  9.2%
Bank of America  3,965,000 165,460
Citigroup  3,560,000 252,724
Fifth Third Bancorp  3,845,000 150,724
Huntington Bancshares  12,820,000 192,428
JPMorgan Chase  1,120,000 274,736
U.S. Bancorp  3,015,000 127,293
Wells Fargo  5,100,000 366,129
1,529,494
Capital Markets  2.3%
Charles Schwab  3,960,000 309,989
Morgan Stanley  285,000 33,251
State Street  365,000 32,678
375,918
Financial Services  3.1%
Apollo Global Management  330,000 45,190
Equitable Holdings  5,105,000 265,919
Fiserv (1) 920,000 203,164
514,273
Insurance  8.4%
American International Group  3,220,000 279,947
Chubb  1,053,000 317,996
Hartford Insurance Group  2,015,000 249,316
Loews  1,995,000 183,360
MetLife  4,535,000 364,115
1,394,734
Total Financials 3,814,419
HEALTH CARE  16.0%
Biotechnology  0.5%
AbbVie  170,000 35,618
Biogen (1) 315,000 43,105
78,723
Health Care Equipment & Supplies  4.5%
Becton Dickinson & Company  1,245,000 285,180
GE HealthCare Technologies  260,000 20,985
Medtronic  1,908,517 171,499
Zimmer Biomet Holdings  2,445,000 276,725
754,389

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  6.2%
Cardinal Health  210,000 28,932
Centene (1) 415,973 25,254
Cigna Group  549,256 180,705
CVS Health  3,170,000 214,767
Elevance Health  790,000 343,618
Humana  91,525 24,218
UnitedHealth Group  416,000 217,880
1,035,374
Life Sciences Tools & Services  0.5%
Thermo Fisher Scientific  177,283 88,216
88,216
Pharmaceuticals  4.3%
AstraZeneca, ADR  1,355,000 99,593
Bristol-Myers Squibb  1,260,000 76,847
Johnson & Johnson  750,000 124,380
Merck  391,618 35,152
Pfizer  3,033,799 76,876
Sanofi (EUR)  995,373 110,210
Sanofi, ADR  1,515,327 84,040
Viatris  12,355,625 107,617
714,715
Total Health Care 2,671,417
INDUSTRIALS & BUSINESS SERVICES  13.3%
Aerospace & Defense  4.6%
Boeing (1) 1,085,000 185,047
General Electric  1,475,000 295,221
L3Harris Technologies  1,335,000 279,429
759,697
Air Freight & Logistics  0.9%
United Parcel Service, Class B  1,351,909 148,696
148,696
Electrical Equipment  0.8%
GE Vernova  175,000 53,424
Rockwell Automation  307,346 79,412
132,836
Ground Transportation  1.3%
CSX  4,190,000 123,312
Norfolk Southern  411,447 97,451
220,763

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates  1.7%
3M  415,000 60,947
Siemens (EUR)  930,000 214,780
275,727
Machinery  2.6%
AGCO  630,000 58,319
Cummins  313,000 98,107
Fortive  1,000,000 73,180
Stanley Black & Decker  2,703,963 207,880
437,486
Passenger Airlines  1.1%
Southwest Airlines  5,235,000 175,791
175,791
Trading Companies & Distributors  0.3%
Ferguson Enterprises  340,000 54,478
54,478
Total Industrials & Business Services 2,205,474
INFORMATION TECHNOLOGY  8.3%
Communications Equipment  0.2%
Cisco Systems  435,000 26,844
26,844
Electronic Equipment, Instruments & Components  0.8%
TE Connectivity  960,000 135,667
135,667
IT Services  0.9%
Accenture, Class A  463,000 144,475
144,475
Semiconductors & Semiconductor Equipment  3.9%
Advanced Micro Devices (1) 490,762 50,421
Applied Materials  580,000 84,170
Intel  2,515,000 57,116
QUALCOMM  2,025,000 311,060
Texas Instruments  842,722 151,437
654,204
Software  1.8%
Adobe (1) 185,000 70,953
Microsoft  533,000 200,083
Salesforce  105,092 28,202
299,238

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  0.7%
Samsung Electronics (KRW)  3,153,196 125,010
125,010
Total Information Technology 1,385,438
MATERIALS  3.1%
Chemicals  1.3%
CF Industries Holdings  2,760,000 215,694
215,694
Containers & Packaging  1.5%
International Paper  4,600,000 245,410
245,410
Paper & Forest Products  0.3%
West Fraser Timber  690,000 53,089
53,089
Total Materials 514,193
REAL ESTATE  4.0%
Industrial Real Estate Investment Trusts  0.5%
Rexford Industrial Realty, REIT  2,240,000 87,696
87,696
Office Real Estate Investment Trusts  0.0%
Vornado Realty Trust, REIT  110,000 4,069
4,069
Residential Real Estate Investment Trusts  1.5%
Equity Residential, REIT  3,545,000 253,751
253,751
Specialized Real Estate Investment Trusts  2.0%
Rayonier, REIT  3,613,790 100,752
Weyerhaeuser, REIT  8,235,000 241,121
341,873
Total Real Estate 687,389
UTILITIES  5.9%
Electric Utilities  2.9%
NextEra Energy  1,744,930 123,698
PG&E  510,000 8,762
Southern  3,765,000 346,192
478,652

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.0%
Atmos Energy  25,000 3,865
3,865
Multi-Utilities  3.0%
Ameren  2,181,011 218,973
Dominion Energy  2,587,652 145,090
NiSource  330,000 13,230
Sempra  1,825,000 130,232
507,525
Total Utilities 990,042
Total Common Stocks (Cost $11,208,998) 16,324,867
CONVERTIBLE PREFERRED STOCKS  0.6%
INDUSTRIALS & BUSINESS SERVICES  0.4%
Aerospace & Defense  0.4%
Boeing, 6.00%, 10/15/27  1,155,029 69,105
Total Industrials & Business Services 69,105
UTILITIES  0.2%
Electric Utilities  0.2%
NextEra Energy, 6.926%, 9/1/25  680,600 27,653
Total Utilities 27,653
Total Convertible Preferred Stocks (Cost $90,931) 96,758
PREFERRED STOCKS  0.5%
CONSUMER DISCRETIONARY  0.5%
Automobiles  0.5%
Dr. Ing. h.c. F. Porsche (EUR)  345,000 17,279
Volkswagen (EUR)  705,000 71,937
Total Consumer Discretionary 89,216
Total Preferred Stocks (Cost $128,941) 89,216

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 4.39% (2)(3) 114,612,081 114,612
Total Short-Term Investments (Cost $114,612) 114,612
Total Investments in Securities  99.8%
(Cost $11,543,482) $ 16,625,453
Other Assets Less Liabilities 0.2% 26,774
Net Assets 100.0% $ 16,652,227
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ —# $ — $ 1,558+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 136,611  ¤  ¤ $ 114,612^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,558 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $114,612.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Equity Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Equity Income Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Equity Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F71-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,541,610 $ 783,257 $ — $ 16,324,867
Convertible Preferred Stocks 96,758 — — 96,758
Preferred Stocks — 89,216 — 89,216
Short-Term Investments 114,612 — — 114,612
Total $ 15,752,980 $ 872,473 $ — $ 16,625,453